REVENUE - Disaggregation (Details) - ZAR (R)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Revenue [Abstract]
Gold Revenue	R 2,486,400,000	R 2,336,100,000	R 2,429,700,000
Silver Revenue	4,000,000	3,800,000	3,400,000
Total Revenue	R 2,490,400,000	R 2,339,900,000	R 2,433,100,000